Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Covered and Non-Covered Loan Portfolios (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 144,719	$ 138,378	$ 130,131
Provision for loan losses before benefit attributable to FDIC loss share agreements	51,111	42,927	29,548
Adjustment attributable to FDIC loss share arrangements	0	(1,497)	(1,360)
Net provision for loan losses	51,111	44,424	30,908
Transfer of balance to OREO and other	934	(2,781)	(10,419)
Loans charged-off	(62,466)	(39,839)	(17,301)
Recoveries	6,593	6,034	6,419
Allowance for loan losses at end of period	140,891	144,719	138,378
Reserve For Unfunded Commitments
Reserve for unfunded commitments at beginning of period	11,241	14,145	11,801
Balance created in acquisition accounting	1,370	0	0
Provision for (Reversal of) unfunded lending commitments	597	(2,904)	2,344
Reserve for unfunded commitments at end of period	13,208	11,241	14,145
Allowance for credit losses at end of period	$ 154,099	$ 155,960	$ 152,523